2. BASIS OF PRESENTATION: (b) Going concern of operations: Schedule of working capital, loss and deficit (Tables)	12 Months Ended
Jan. 31, 2019
Tables/Schedules
Schedule of working capital, loss and deficit
	2019	2018	2017

Working capital	$ 619,755	$ 757,336	$ 178,037
Loss for the year	(283,552)	(400,029)	(2,438,331)
Deficit	(38,816,938)	(38,533,386)	(38,133,357)